Loans and Advances to Banks	12 Months Ended
Dec. 31, 2017
Loans and Advances to Banks	14. LOANS AND ADVANCES TO BANKS

	2017	2016
	£m	£m
Securities purchased under resale agreements	2,464	1,462
Placements with other banks	3,466	2,890
	5,930	4,352

Santander UK Group Holdings plc [member]
Loans and Advances to Banks

4. LOANS AND ADVANCES TO BANKS

	2017 £m	2016 £m
Placements with other banks	3	4
Amounts due from Santander UK group undertakings	6,257	4,464
	6,260	4,468

The fair values of loans and advances to banks are equal to their carrying amounts. In 2017 and 2016, no impairment losses were incurred.

All of our senior debt issued out of Santander UK Group Holdings plc is downstreamed to our operating company Santander UK plc.